Business Combination - Recargo Inc - Pro forma information (Details) - USD ($) $ in Thousands		1 Months Ended	2 Months Ended	6 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jan. 15, 2020	Jan. 31, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor	Successor	Successor		Successor	Successor	Successor
Revenue	$ 1,461						$ 21,652	$ 11,759
Net income attributable to Class A common stockholders							(5,906)
Recargo Inc [Member]
Business Acquisition [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor							Successor
Pro forma revenue	$ 1,552						23,150	$ 13,765
Acquisition related expenses				$ 600
Pro forma net loss	$ (715)						$ (60,539)	$ (53,312)